S-K 1602(a)(3) Forepart, Sponsor Compensation	May 15, 2026 USD ($) shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	10,541,667
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
Sponsor [Member] | Ordinary Shares Subject to Forfeiture [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	1,375,000